Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of exceptional items [line items]
Exceptional items net			$ 1,305	$ 818	$ 2,970
US corporate tax rate			30.00%	30.00%	30.00%
Taxation (income) charges related to exceptional items			$ (241)	$ (242)	$ 2,320
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net			176	1,060	650
Taxation (income) charges related to exceptional items			0	$ 0	0
US tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items net					2,320
US corporate tax rate	21.00%	35.00%
Taxation (income) charges related to exceptional items					$ 2,320
Cerro Colorado impairment [Member]
Disclosure of exceptional items [line items]
Exceptional items net			$ 492
Current environmental licence, Expiry date			CY2023